Certain Transactions (Tables)	3 Months Ended
Mar. 31, 2021
Certain Transactions [Abstract]
Schedule of fair value of the consideration transferred to Origin stockholders for the Origin transaction
U.S. $ in thousands
Cash payments	$33,025
Issuance of ordinary shares to Origin stockholders	26,636
Contingent consideration at estimated fair value	37,400
Total consideration	$97,061

Schedule of preliminary allocation of the purchase price to assets acquired and liabilities
Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$2,083
Goodwill	36,379
Intangible assets	71,125
Other assets	4,364
Total assets acquired	113,951

Net deferred tax liabilities	14,007
Other labilities	2,883
Total liabilities assumed	16,890

Net assets acquired	$97,061